Income Taxes - Schedule of Effective Income Tax Rate Reconciliation (Details)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Effective Income Tax Rate Reconciliation, Percent [Abstract]
Federal statutory rate%	21.00%	21.00%
State rate, net of federal benefit%	2.10%	7.50%
Change in valuation allowance%	(28.60%)	(28.00%)
Tax credits generated%	3.00%	3.30%
Stock-based compensation%	1.00%	(2.60%)
Warrant revaluation%	2.50%	1.50%
Permanent differences%	(0.80%)	(2.50%)
Other Items	(0.10%)	(0.30%)
Effective tax rate%	0.10%	(0.10%)